Intangible Assets and Liabilities	12 Months Ended
Dec. 31, 2011
Intangible Assets and Liabilities [Abstract]
Intangible Assets and Liabilities

9. Intangible Assets and Liabilities:

The Company's identified finite-lived intangible assets associated with trade names, software, above-market and below-market acquired time charters and drilling contracts are being amortized over their useful lives. Trade names and software are included in “Intangible assets, net” in the accompanying consolidated balance sheets net of accumulated amortization. Above-market and below-market acquired time charters and drilling contracts are presented separately in the accompanying consolidated balance sheets, net of accumulated amortization.

						Amortization Schedule
	Amount Acquired	Accumulated amortization as of December 31, 2010	Amortization for the year ended December 31, 2011	2012	2013	2014	2015	2016 and thereafter

Trade names	$9,145	$2,678	$877	$877	$877	$877	$877	$2,082
Software	5,888	1,849	567	565	565	565	565	1212

Total Intangible Assets, net	$15,033	$4,527	$1,444	$1,442	$1,442	$1,442	$1,442	$3,294

Above-market acquired time charters and drilling contracts	$62,373	$13,883	$8,388	$17,012	$ 11,928	$ 7,957	$ 1,299	1906

Below-market acquired time charters and drilling contracts	$65,844	$64,990	$854	$ -	$ -	$ -	$ -	$ -